Additional information about derivatives financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Additional information about derivatives financial instruments
Schedule of sensitivity analysis of derivative financial instruments

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(33)	(300)	(567)
	US$ interest rate inside Brazil decrease	(33)	(42)	(53)
	Brazilian interest rate increase	(33)	(35)	(37)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(380)	(705)	(1,029)
	US$ interest rate inside Brazil decrease	(380)	(395)	(409)
	Brazilian interest rate increase	(380)	(405)	(427)
	TJLP interest rate decrease	(380)	(403)	(425)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

TJLP vs. US$ floating rate swap	R$ depreciation	(54)	(83)	(112)
	US$ interest rate inside Brazil decrease	(54)	(54)	(56)
	Brazilian interest rate increase	(54)	(55)	(57)
	TJLP interest rate decrease	(54)	(55)	(56)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	25	(57)	(138)
	US$ interest rate inside Brazil decrease	25	13	1
	Brazilian interest rate increase	25	(2)	(25)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	(34)	(150)	(266)
	US$ interest rate inside Brazil decrease	(34)	(39)	(44)
	Brazilian interest rate increase	(34)	(50)	(64)
	IPCA index decrease	(34)	(43)	(52)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	85	53	25
	IPCA index decrease	85	67	50
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(67)	(50)

EUR fixed rate vs. US$ fixed rate swap	EUR depreciation	23	(158)	(338)
	Euribor increase	23	15	8
	US$ Libor decrease	23	6	(12)
Protected item: EUR denominated debt	EUR depreciation	n.a.	158	338

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

Bunker Oil protection
Forwards and options	Bunker Oil price decrease	—	—	—
Protected item: Part of costs linked to bunker oil prices	Bunker Oil price decrease	n.a.	—	—

Nickel sales fixed price protection
Forwards	Nickel price decrease	24	(6)	(37)
Protected item: Part of nickel revenues with fixed prices	Nickel price fluctuation	n.a.	6	37

Purchase protection program
Nickel forwards	Nickel price increase	(0)	(1)	(2)
Protected item: Part of costs linked to nickel prices	Nickel price increase	n.a.	1	2

Copper forwards	Copper price increase	(0.0)	(0.2)	(0.3)
Protected item: Part of costs linked to copper prices	Copper price increase	n.a.	0.2	0.3

WPM warrants	WPM stock price decrease	39	19	6

Conversion options - VLI	VLI stock value increase	(57)	(92)	(137)

Options - MBR	MBR stock value decrease	251	150	74

Instrument	Main risks	Probable	Scenario I	Scenario II

Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	1	(7)	(14)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	0	(5)	(9)
Embedded derivatives - Gas purchase	Pellet price increase	(2)	(4)	(7)
Embedded derivatives - Guaranteed minimum return (VLI)	VLI stock value decrease	(133)	(262)	(472)

Summary of ratings of financial institutions counterparties

The table below presents the ratings in foreign currency published by agencies Moody’s and S&P regarding the main financial institutions that we had outstanding positions as of December 31, 2017.

Long term ratings by counterparty	Moody’s	S&P
ANZ Australia and New Zealand Banking	Aa3	AA-
Banco ABC	Ba3	BB
Banco Bradesco	Ba3	BB
Banco do Brasil	Ba3	BB
Banco de Credito del Peru	Baa1	BBB+
Banco do Nordeste	Ba3	BB
Banco Safra	Ba3	BB
Banco Santander	A3	A-
Banco Votorantim	Ba3	BB
Bank of America	A3	A-
Bank of China	A1	A
Bank of Mandiri	Baa3	BB+
Bank of Nova Scotia	A1	A+
Bank Rakyat	Baa3	BB+
Bank of Tokyo Mitsubishi UFJ	A1	A-
Banpará	—	BB-
Barclays	Baa2	BBB
BBVA	A3	BBB+
BNP Paribas	A2	A
BTG Pactual	Ba3	BB-
Caixa Economica Federal	Ba3	BB
Canadian Imperial Bank	A1	A+
China Construction Bank	A1	A
Citigroup	Baa1	BBB+
Credit Agricole	A1	A
Credit Suisse	Baa2	BBB+
Deutsche Bank	A3	A-
Goldman Sachs	A3	BBB+
HSBC	A2	A
Intesa Sanpaolo Spa	A3	BBB
Itaú Unibanco	Ba3	BB
JP Morgan Chase & Co	A3	A-
Macquarie Group Ltd	A3	BBB
Mizuho Financial	A1	A-
Morgan Stanley	A3	BBB+
National Australia Bank NAB	Aa3	AA-
National Bank of Oman	Baa3	—
Rabobank	Aa2	A+
Royal Bank of Canada	A1	AA-
Societe Generale	A2	A
Standard Bank Group	Ba1	—
Standard Chartered	A2	BBB+
Sumitomo Mitsui Financial	A1	A-
UBS	Aa3	A-
Unicredit	Baa1	BBB

Schedule of pricing of derivatives instruments

(i)  Products

Nickel

Maturity	Price (US$/ton)	Maturity	Price (US$/ton)	Maturity	Price (US$/ton)
SPOT	12,260	JUN18	12,833	DEC18	12,960
JAN18	12,725	JUL18	12,857	DEC19	13,167
FEB18	12,745	AUG18	12,878	DEC20	13,354
MAR18	12,767	SEP18	12,896	DEC21	13,454
APR18	12,789	OCT18	12,920
MAY18	12,812	NOV18	12,940

Copper

Maturity	Price (US$/lb)	Maturity	Price (US$/lb)	Maturity	Price (US$/lb)
SPOT	3.30	JUN18	3.30	DEC18	3.32
JAN18	3.28	JUL18	3.31	DEC19	3.33
FEB18	3.28	AUG18	3.31	DEC20	3.33
MAR18	3.29	SEP18	3.31	DEC21	3.33
APR18	3.29	OCT18	3.31
MAY18	3.30	NOV18	3.31

Bunker Oil

Maturity	Price (US$/ton)	Maturity	Price (US$/ton)	Maturity	Price (US$/ton)
SPOT	375	JUN18	374	DEC18	364
JAN18	376	JUL18	372	DEC19	303
FEB18	376	AUG18	371	DEC20	277
MAR18	376	SEP18	369	DEC21	255
APR18	375	OCT18	368
MAY18	375	NOV18	366

(ii)  Foreign exchange and interest rates

US$-Brazil Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
01/02/18	2.86	11/01/18	2.77	01/04/21	3.19
02/01/18	4.04	12/03/18	2.71	04/01/21	3.22
03/01/18	3.27	01/02/19	2.82	07/01/21	3.26
04/02/18	2.96	04/01/19	2.85	10/01/21	3.31
05/02/18	2.84	07/01/19	2.91	01/03/22	3.42
06/01/18	2.78	10/01/19	2.94	04/01/22	3.43
07/02/18	2.73	01/02/20	3.02	07/01/22	3.44
08/01/18	2.72	04/01/20	3.03	10/03/22	3.48
09/03/18	2.69	07/01/20	3.06	01/02/23	3.60
10/01/18	2.71	10/01/20	3.13	07/03/23	3.65

US$ Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	1.57	6M	1.83	11M	1.90
2M	1.62	7M	1.85	12M	1.90
3M	1.70	8M	1.87	2Y	2.11
4M	1.77	9M	1.88	3Y	2.23
5M	1.81	10M	1.89	4Y	2.29

TJLP

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
01/02/18	7.00	11/01/18	7.00	01/04/21	7.00
02/01/18	7.00	12/03/18	7.00	04/01/21	7.00
03/01/18	7.00	01/02/19	7.00	07/01/21	7.00
04/02/18	7.00	04/01/19	7.00	10/01/21	7.00
05/02/18	7.00	07/01/19	7.00	01/03/22	7.00
06/01/18	7.00	10/01/19	7.00	04/01/22	7.00
07/02/18	7.00	01/02/20	7.00	07/01/22	7.00
08/01/18	7.00	04/01/20	7.00	10/03/22	7.00
09/03/18	7.00	07/01/20	7.00	01/02/23	7.00
10/01/18	7.00	10/01/20	7.00	07/03/23	7.00

BRL Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
01/02/18	6.89	11/01/18	6.74	01/04/21	9.06
02/01/18	6.90	12/03/18	6.80	04/01/21	9.24
03/01/18	6.82	01/02/19	6.87	07/01/21	9.40
04/02/18	6.76	04/01/19	7.11	10/01/21	9.55
05/02/18	6.73	07/01/19	7.41	01/03/22	9.66
06/01/18	6.71	10/01/19	7.78	04/01/22	9.75
07/02/18	6.66	01/02/20	8.07	07/01/22	9.84
08/01/18	6.67	04/01/20	8.38	10/03/22	9.92
09/03/18	6.70	07/01/20	8.63	01/02/23	9.99
10/01/18	6.72	10/01/20	8.88	07/03/23	10.12

Implicit Inflation (IPCA)

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
01/02/18	4.27	11/01/18	4.12	01/04/21	4.72
02/01/18	4.27	12/03/18	4.18	04/01/21	4.75
03/01/18	4.20	01/02/19	4.24	07/01/21	4.78
04/02/18	4.14	04/01/19	4.33	10/01/21	4.81
05/02/18	4.11	07/01/19	4.52	01/03/22	4.82
06/01/18	4.09	10/01/19	4.57	04/01/22	4.82
07/02/18	4.04	01/02/20	4.62	07/01/22	4.84
08/01/18	4.05	04/01/20	4.66	10/03/22	4.85
09/03/18	4.08	07/01/20	4.69	01/02/23	4.87
10/01/18	4.10	10/01/20	4.72	07/03/23	4.91

EUR Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	-0.41	6M	-0.30	11M	-0.26
2M	-0.39	7M	-0.29	12M	-0.26
3M	-0.38	8M	-0.28	2Y	-0.15
4M	-0.34	9M	-0.27	3Y	0.01
5M	-0.32	10M	-0.27	4Y	0.15

CAD Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	1.45	6M	1.73	11M	0.99
2M	1.48	7M	1.49	12M	0.91
3M	1.55	8M	1.31	2Y	2.09
4M	1.64	9M	1.19	3Y	2.22
5M	1.70	10M	1.07	4Y	2.30

Currencies - Ending rates

CAD/US$	0.7961	US$/BRL	3.3080	EUR/US$	1.1953